File No. 33-08214

811-04813

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

 Pre-Effective Amendment No.  [__]

 Post-Effective Amendment No. 175  [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

 Amendment No. 175  [X]

(Check appropriate box or boxes.)

Dreyfus Investment Funds

(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation

200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices) (Zip Code)

 Registrant's Telephone Number, including Area Code: (212) 922-6000

John Pak, Esq.

200 Park Avenue

New York, New York 10166

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

 X immediately upon filing pursuant to paragraph (b)

 ___ on (date) pursuant to paragraph (b)

 ___ days after filing pursuant to paragraph (a)(1)

 ___ on (date) pursuant to paragraph (a)(1)

 ___ days after filing pursuant to paragraph (a)(2)

 ___ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

 ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The following post-effective amendment to the Registrant's Registration Statement on Form N-1A relates to Dreyfus Diversified Emerging Markets Fund, Dreyfus/Newton International Equity Fund, Dreyfus Tax Sensitive Total Return Bond Fund, Dreyfus/The Boston Company Small/Mid

Cap Growth Fund, Dreyfus/The Boston Company Small Cap Growth Fund, Dreyfus/The Boston Company Small Cap Value Fund and does not affect the fund listed below:

Dreyfus/Standish Global Fixed Income Fund

SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 9th day of February, 2015.

.

Dreyfus Investment Funds

BY:	/s/ Bradley J. Skapyak*
Bradley J. Skapyak, PRESIDENT

 Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	Signatures	Title	Date

	/s/ Bradley J. Skapyak*	President (Principal Executive Officer)	2/9/2015
Bradley J. Skapyak
	/s/ James Windels*	Treasurer (Principal Financial and Accounting Officer)	2/9/2015
James Windels
	/s/ Joseph S. DiMartino*	Chairman of the Board	2/9/2015
Joseph S. DiMartino
	/s/ Kenneth A. Himmel*	Board Member	2/9/2015
Kenneth A. Himmel
	/s/ Stephen J. Lockwood*	Board Member	2/9/2015
Stephen J. Lockwood
	/s/ Roslyn M. Watson*	Board Member	2/9/2015
Roslyn M. Watson
	/s/ Benaree Pratt Wiley*	Board Member	2/9/2015
Benaree Pratt Wiley
	/s/ Francine J. Bovich*	Board Member	2/9/2015
Francine J. Bovich
*BY:	/s/ James Bitetto
James Bitetto Attorney-in-Fact

INDEX OF EXHIBITS

Exhibits

EX-101.INS – Instance Document.

EX-101.SCH – Taxonomy.

EX-101.CAL – Calculation Linkbase.

EX-101.DEF – Definition Linkbase.

EX-101.LAB – Labels Linkbase.

EX-101.PRE – Presentation Linkbase.